Expense Example, No Redemption - Calvert Mortgage Access Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class I 1 Year	Class I 3 Years	Class R6 1 Year	Class R6 3 Years
USD ($)	398	596	152	513	50	201	50	201